Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Share Options Activity

The following table sets forth the share options activity for the year ended December 31, 2025:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual years	Aggregate intrinsic value
		US$
Outstanding at December 31, 2024	618,498,590	0.01	3.48	63,779
Granted	6,362,000	0.01
Forfeited	1,769,740	0.01
Outstanding at December 31, 2025	623,090,850	0.01	9.93	71,675

Schedule of Fair value Option is Estimated

The fair value of the options is estimated on the dates of grant using the binomial option pricing model with the following key assumptions used:

As of December 31, 2023
Risk-free rate of return (per annum)	4.75% – 5.93%
Volatility	54.5% – 54.7%
Expected dividend yield	—
Exercise multiple	2.2
Fair value of underlying ordinary share	US$0.11
Expected Term	10 years
As of December 31, 2025
Risk-free rate of return (per annum)	4.13%
Volatility	82%
Expected dividend yield	—
Exercise multiple	1.0
Fair value of underlying ordinary share	US$1.28
Expected Term	10 years